Share-Based Payments - Total Shareholder Return Units Narrative (Details) - Total Shareholder Return Units (TSRUs) [Member]		12 Months Ended
	Oct. 26, 2016 USD ($) Employee trading_day	Dec. 31, 2018 Employee trading_day
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading day average used to calculate the conversion | trading_day	20	20
Age of eligible unit holder which can elect to exercise and convert TSRUs when vested into PTUs	55 years
Award requisite service period	10 years
Number of employees affected by plan modification | Employee	2,900	260
Incremental compensation cost resulting from plan modification | $	$ 0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)		5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)		7 years